Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 1,171
Estimated annual benefit payment period	next ten years
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 352
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 209